Trade payables, accrued liabilities and deferred income (Details) - CHF (SFr) SFr in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Trade payables, accrued liabilities and deferred income [Abstract]
Trade and other payables	SFr 1,979	SFr 1,092
Accrued research and development costs	6,803	5,430
Accrued payroll expenses	2,482	2,420
Other accrued expenses	1,135	457
Deferred income	351	355	SFr 521
Total current liabilities	12,750	9,754
Accrual of performance-related remuneration	1,800	1,100
Deferred income [Abstract]
Deferred income	351	355	SFr 521
Biogen [Member]
Trade payables, accrued liabilities and deferred income [Abstract]
Deferred income	400	400
Deferred income [Abstract]
Deferred income	SFr 400	SFr 400